T. ROWE PRICE Global Multi-Sector Bond Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  13.2%
Car Loan  0.9%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,243
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26 (1) 5,000 4,855
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 6.649%, 12/26/31 (1) 805 805
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.849%, 12/26/31 (1) 209 209
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 720 731
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 1,900 1,940
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  265 271
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 1,220 1,235
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 3,500 3,434
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 167 169
14,892
Other Asset-Backed Securities  12.0%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 6.631%, 4/15/35 (1) 3,895 3,895
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.151%, 4/15/35 (1) 2,805 2,805
AGL
Series 2020-7A, Class AR, CLO, FRN
3M TSFR + 1.462%, 6.763%, 7/15/34 (1) 2,244 2,246
Apidos XXXVII
Series 2021-37A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.674%, 10/22/34 (1) 3,180 3,182

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ARES Loan Funding III
Series 2022-ALF3A, Class A1R, CLO, FRN
3M TSFR + 1.27%, 6.522%, 7/25/36 (1) 8,125 8,115
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.623%, 4/15/34 (1) 3,255 3,256
CIFC Funding
Series 2017-5A, Class AR, CLO, FRN
3M TSFR + 1.41%, 6.742%, 7/17/37 (1) 7,825 7,827
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.713%, 7/15/36 (1) 3,930 3,932
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,783
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 10/20/31 (1) 3,602 3,605
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 380 368
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 385 394
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,834 1,753
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 6.51%, 5/20/34 (1) 1,566 1,567
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.647%, 7/17/34 (1) 3,840 3,846
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 868 811
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.786%, 1/17/37 (1) 2,295 2,297
Elmwood III
Series 2019-3A, Class A1RR, CLO, FRN
3M TSFR + 1.38%, 6.701%, 7/18/37 (1) 5,155 5,154
Elmwood VIII
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.55%, 6.832%, 4/20/37 (1) 4,025 4,031

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 3,455 3,309
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 6.679%, 10/18/33 (1) 3,965 3,972
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 6.595%, 10/25/34 (1) 2,865 2,869
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,838 1,703
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 7.439%, 5/6/30 (1) 7,190 7,186
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.852%, 4/22/37 (1) 2,630 2,636
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.698%, 7/15/35 (1) 3,260 3,259
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.674%, 1/21/35 (1) 3,180 3,181
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.051%, 1/15/36 (1) 1,175 1,179
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 7.801%, 1/15/36 (1) 3,670 3,698
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 6.582%, 10/20/34 (1) 1,345 1,347
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 7.332%, 10/20/29 (1) 1,715 1,712
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.591%, 10/15/32 (1) 3,135 3,136
Magnetite XVII
Series 2016-17A, Class AR2, CLO, FRN
3M TSFR + 1.50%, 6.782%, 4/20/37 (1) 3,895 3,899
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.009%, 10/18/33 (1) 1,065 1,067

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 7.929%, 10/18/33 (1) 1,600 1,606
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 236 230
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 3,525 3,638
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.677%, 7/17/35 (1) 1,832 1,833
Neuberger Berman Loan Advisers
Series 2022-50A, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.533%, 7/23/36 (1) 8,010 8,014
Neuberger Berman XVII
Series 2014-17A, Class AR3, CLO, FRN
3M TSFR + 1.40%, 6.733%, 7/22/38 (1) 4,165 4,165
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.851%, 7/15/33 (1) 2,180 2,182
OCP
Series 2020-19A, Class AR, CLO, FRN
3M TSFR + 1.412%, 6.694%, 10/20/34 (1) 2,250 2,251
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.821%, 4/15/37 (1) 1,205 1,206
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 3,340 3,409
Orion
Series 2023-1A, Class A, CLO, FRN
3M TSFR + 1.90%, 7.185%, 10/25/36 (1) 2,200 2,208
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.768%, 11/15/36 (1) 2,955 2,962
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 405 408
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.851%, 4/15/37 (1) 3,625 3,631
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 2,340 2,393

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.835%, 4/25/37 (1) 3,325 3,330
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 7.485%, 4/25/37 (1) 3,090 3,103
Sound Point XX
Series 2018-2A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.641%, 7/26/31 (1) 3,639 3,641
Symphony
Series 2023-30A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 6.822%, 10/20/37 (1) 2,085 2,095
Symphony
Series 2024-42A, Class A1, CLO, FRN
3M TSFR + 1.53%, 6.837%, 4/17/37 (1) 2,970 2,973
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 6.501%, 7/15/30 (1) 4,425 4,428
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 6.464%, 1/20/32 (1) 5,555 5,558
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 6.615%, 1/25/34 (1) 7,825 7,836
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.501%, 10/15/31 (1) 3,533 3,536
Wellfleet
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.482%, 6.764%, 4/20/34 (1) 3,825 3,828
Wind River
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 6.622%, 7/20/35 (1) 7,880 7,879
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 6.76%, 7/15/37 (1) 7,890 7,886
202,249
Student Loan  0.3%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 637 627
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 1,996

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,716
4,339
Total Asset-Backed Securities
(Cost $221,797) 221,480
BANK LOANS  1.8% (2)
FINANCIAL INSTITUTIONS  0.4%
Brokerage Assetmanagers Exchanges  0.2%
Hightower Holding, FRN
3M TSFR + 3.50%, 8.748%, 4/21/28  2,632 2,635
2,635
Insurance  0.2%
Truist Insurance Holdings, FRN
3M TSFR + 3.25%, 8.585%, 5/6/31  2,905 2,906
Truist Insurance Holdings, FRN
3M TSFR + 4.75%, 10.085%, 5/6/32  970 984
3,890
Total Financial Institutions 6,525
INDUSTRIAL  1.3%
Capital Goods  0.5%
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 11.596%, 5/21/29  1,974 1,954
LTI Holdings, FRN
1M TSFR + 4.75%, 9.997%, 7/30/29  5,635 5,545
Pro Mach Group, FRN
1M USD LIBOR + 3.50%, 8/31/28 (3) 1,015 1,020
8,519
Consumer Non-Cyclical  0.2%
Medline Borrower, FRN
1M TSFR + 2.25%, 7.497%, 10/23/28  1,925 1,926
Triton Water Holdings, FRN
3M TSFR + 4.00%, 9.335%, 3/31/28  1,045 1,047
2,973
Technology  0.6%
Ascend Learning, FRN
1M TSFR + 5.75%, 11.097%, 12/10/29  2,635 2,523
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.497%, 2/15/29  2,284 2,265
Delta Topco, FRN
3M TSFR + 3.50%, 8.198%, 11/30/29  2,206 2,209
Ellucian Holdings, FRN
1M TSFR + 3.50%, 8.847%, 10/9/29  1,803 1,807

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RealPage, FRN
1M TSFR + 6.50%, 11.861%, 4/23/29  995 941
9,745
Total Industrial 21,237
UTILITY  0.1%
Electric  0.1%
Vistra Zero Operating, FRN
1M TSFR + 2.75%, 7.997%, 4/30/31  1,651 1,659
Total Utility 1,659
Total Bank Loans
(Cost $29,576) 29,421
BOND MUTUAL FUNDS  4.7%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.46% (4)(5) 8,397 79,433
Total Bond Mutual Funds
(Cost $78,377) 79,433
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Industrial Other  0.0%
Mriya Farming, Recovery Certificates (EUR), Acquisition date:
8/23/18, Cost $— (6)(7)(8) 128 1
Total Industrial 1
Total Common Stocks
(Cost $–) 1
CONVERTIBLE BONDS  0.2%
INDUSTRIAL  0.2%
Consumer Cyclical  0.2%
Meituan, Zero Coupon, 4/27/27  3,300 3,189
Total Industrial 3,189
Total Convertible Bonds
(Cost $3,111) 3,189
CORPORATE BONDS  13.7%
FINANCIAL INSTITUTIONS  5.4%
Banking  3.7%
American Express, VR, 5.043%, 7/26/28 (9) 1,780 1,802

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (9) 2,675 3,130
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (EUR) (9) 2,200 2,604
Banco Santander, VR, 7.525%, 10/1/28 (9) 2,975 3,129
Bangkok Bank, VR, 3.733%, 9/25/34 (9) 3,445 3,162
Bank of America, VR, 5.819%, 9/15/29 (9) 3,920 4,077
Bank of the Philippine Islands, 5.25%, 3/26/29 (10) 3,050 3,124
BBVA Bancomer, VR, 8.125%, 1/8/39 (1)(9) 2,950 3,106
CaixaBank, VR, 5.375%, 11/14/30 (EUR) (9) 3,400 4,064
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (9) 6,200 7,122
Danske Bank, VR, 4.298%, 4/1/28 (1)(9) 5,475 5,408
ING Groep, VR, 6.114%, 9/11/34 (9) 5,255 5,610
mBank, VR, 8.375%, 9/11/27 (EUR) (9) 2,500 2,957
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (9) 2,850 3,205
Standard Chartered, VR, 2.819%, 1/30/26 (1)(9) 7,205 7,128
Wells Fargo, VR, 3.526%, 3/24/28 (9) 2,815 2,741
62,369
Finance Companies  0.3%
AerCap Ireland Capital, 3.00%, 10/29/28  5,745 5,356
5,356
Financial Other  0.0%
Country Garden Holdings, 5.125%, 1/17/25 (7)(11) 2,400 183
Kaisa Group Holdings, 11.25%, 4/9/22 (7)(11) 5,000 155
338
Insurance  0.9%
AIA Group, 3.20%, 9/16/40  4,200 3,242
Athene Global Funding, 5.684%, 2/23/26 (1) 5,370 5,420
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 2,545 2,568
UnitedHealth Group, 4.50%, 4/15/33  3,350 3,312
14,542
Real Estate Investment Trusts  0.5%
Klepierre, 3.875%, 9/23/33 (EUR)  1,400 1,553
MPT Operating Partnership, 0.993%, 10/15/26 (EUR) (10) 5,940 5,292
MPT Operating Partnership, 2.50%, 3/24/26 (GBP)  1,400 1,592
8,437
Total Financial Institutions 91,042
INDUSTRIAL  7.8%
Basic Industry  0.7%
Braskem Netherlands Finance, 8.50%, 1/12/31 (1) 2,275 2,376
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29  3,050 3,127
POSCO, 5.625%, 1/17/26 (1) 1,450 1,465
POSCO, 5.75%, 1/17/28 (1) 1,740 1,796
Sociedad Quimica y Minera de Chile, 6.50%, 11/7/33  3,049 3,287
12,051

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Goods  0.3%
Itelyum Regeneration, 4.625%, 10/1/26 (EUR)  2,700 2,931
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  2,201 2,382
5,313
Communications  2.2%
Altice Financing, 3.00%, 1/15/28 (EUR)  3,165 2,748
Altice Finco, 4.75%, 1/15/28 (EUR)  1,485 1,102
Altice France, 5.875%, 2/1/27 (EUR)  2,160 1,817
Altice France Holding, 4.00%, 2/15/28 (EUR)  2,845 953
Axian Telecom, 7.375%, 2/16/27 (10) 3,600 3,579
Axian Telecom, 7.375%, 2/16/27 (1)(10) 1,490 1,481
Cellnex Finance, 1.50%, 6/8/28 (EUR)  3,700 3,817
CSC Holdings, 11.25%, 5/15/28 (1) 2,615 2,314
HTA Group, 7.50%, 6/4/29 (1) 1,350 1,363
Netflix, 4.625%, 5/15/29 (EUR)  4,705 5,506
Prosus, 3.061%, 7/13/31  3,750 3,211
PT Tower Bersama Infrastructure, 2.75%, 1/20/26 (10) 5,155 4,976
T-Mobile USA, 3.875%, 4/15/30  4,176 4,023
36,890
Consumer Cyclical  1.2%
Inter Media & Communication, 6.75%, 2/9/27 (EUR) (10) 2,652 2,925
Motion Bondco, 4.50%, 11/15/27 (EUR) (10) 2,875 2,939
Sands China, 4.375%, 6/18/30 (10) 3,880 3,664
VF, 4.125%, 3/7/26 (EUR)  4,496 4,967
Vivo Energy Investments, 5.125%, 9/24/27 (1) 4,095 3,952
Vivo Energy Investments, 5.125%, 9/24/27  1,050 1,013
19,460
Consumer Non-Cyclical  0.9%
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 3,325 3,494
CVS Health, 5.05%, 3/25/48  4,425 3,923
JAB Holdings, 4.75%, 6/29/32 (EUR)  3,400 4,017
LifePoint Health, 11.00%, 10/15/30 (1) 3,850 4,331
15,765
Energy  1.5%
Eni, 5.50%, 5/15/34 (1) 2,729 2,798
Occidental Petroleum, 8.875%, 7/15/30  6,204 7,305
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 3,005 3,169
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(6) 8,400 8,232
Venture Global LNG, 8.375%, 6/1/31 (1) 3,080 3,273
24,777
Industrial Other  0.5%
Howard University, Series 21A, 4.756%, 10/1/51  1,505 1,323
SMIC SG Holdings, 5.375%, 7/24/29  6,500 6,608
7,931

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Technology  0.4%
Cloud Software Group, 8.25%, 6/30/32 (1) 3,895 4,070
SK Hynix, 5.50%, 1/16/29 (1) 3,050 3,125
7,195
Transportation  0.1%
Fraport Frankfurt Airport Services Worldwide, 1.875%, 3/31/28
(EUR)  1,789 1,875
1,875
Total Industrial 131,257
UTILITY  0.5%
Electric  0.5%
Duke Energy, 3.75%, 4/1/31 (EUR)  5,275 5,828
NRG Energy, VR, 10.25% (1)(9)(12) 199 221
Vistra Operations, 6.00%, 4/15/34 (1) 1,320 1,381
Total Utility 7,430
Total Corporate Bonds
(Cost $230,113) 229,729
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  32.7%
Government Guarantee  0.2%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  980 1,155
Magyar Export-Import Bank, 6.125%, 12/4/27 (1) 2,730 2,785
3,940
Owned No Guarantee  1.9%
Aena, 4.25%, 10/13/30 (EUR)  3,400 3,940
Bank Negara Indonesia Persero, 3.75%, 3/30/26  3,225 3,130
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 1,505 1,578
Ecopetrol, 8.375%, 1/19/36  3,085 3,126
Korea National Oil, 4.875%, 4/3/28 (1) 3,360 3,405
NBN, 5.75%, 10/6/28 (1) 4,000 4,193
QatarEnergy, 3.125%, 7/12/41 (1) 15,680 12,421
31,793
Sovereign  4.2%
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 1,766
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 4,140 4,782
Republic of Angola, 8.25%, 5/9/28  4,270 4,089
Republic of Angola, 9.50%, 11/12/25  7,730 7,894
Republic of Bulgaria, 5.00%, 3/5/37  3,920 3,900
Republic of Italy, 2.375%, 10/17/24  15,082 15,024
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  3,700 3,823
Republic of Montenegro, 7.25%, 3/12/31 (1) 3,110 3,216
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,580 1,825

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Serbia, 1.50%, 6/26/29 (EUR)  3,330 3,227
Republic of Serbia, 3.125%, 5/15/27 (EUR)  4,550 4,890
Republic of Serbia, 6.25%, 5/26/28 (1) 1,570 1,619
Republic of Sri Lanka, 6.125%, 6/3/25 (7)(10)(11) 4,195 2,225
Republic of Sri Lanka, 6.825%, 7/18/26 (7)(11) 5,515 2,924
Republic of Sri Lanka, 6.85%, 11/3/25 (7)(11) 200 108
Republic of Sri Lanka, 7.85%, 3/14/29 (7)(11) 3,375 1,812
State of Mongolia, 5.125%, 4/7/26  7,530 7,355
70,479
Treasuries  26.4%
Arab Republic of Egypt Treasury Bills , 25.802%, 9/24/24 (EGP)  75,700 1,533
Arab Republic of Egypt Treasury Bills , 30.00%, 9/17/24 (EGP)  115,825 2,359
Arab Republic of Egypt Treasury Bills , 31.25%, 12/10/24 (EGP)  466,450 8,921
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (CLP) (1) 11,455,000 13,007
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54 (EUR)  15,106 16,481
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/33 (EUR)  24,704 26,484
Government of Japan, 1.30%, 3/20/63 (JPY)  3,991,200 20,360
Government of Japan, 2.20%, 6/20/54 (JPY)  216,400 1,508
Government of Japan, Inflation-Indexed, 0.005%, 3/10/34 (JPY)  692,216 4,953
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25 (JPY)  1,078,980 7,447
Government of Japan, Treasury Bills, 0.025%, 9/2/24 (JPY)  10,400,000 71,140
Government of Malaysia, 3.733%, 6/15/28 (MYR)  15,960 3,728
Government of Malaysia, 4.498%, 4/15/30 (MYR)  297,015 71,841
Government of Malaysia, 4.642%, 11/7/33 (MYR)  198,609 49,014
Government of Singapore, 3.375%, 5/1/34 (SGD)  42,019 34,018
Italy Buoni Poliennali Del Tesoro, 4.50%, 10/1/53 (EUR) (1) 7,031 7,986
Kingdom of Spain, 1.90%, 10/31/52 (EUR) (1) 5,852 4,405
Kingdom of Sweden, Inflation-Indexed, 0.125%, 6/1/32 (SEK)  65,843 6,192
People's Republic of China, 3.32%, 4/15/52 (CNY)  15,000 2,524
People's Republic of China, 3.53%, 10/18/51 (CNY)  10,000 1,730
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 2,020
Republic of Austria, 0.75%, 3/20/51 (EUR) (1) 11,318 7,235
Republic of Austria, 3.15%, 10/20/53 (EUR) (1) 6,489 7,129
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 96
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 979
Republic of India, 6.54%, 1/17/32 (INR)  1,375,920 16,150
Republic of India, 7.18%, 8/14/33 (INR)  865,000 10,508
Republic of Indonesia, 7.00%, 9/15/30 (IDR)  199,185,000 13,179
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  184,390,000 12,419

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
United Kingdom Gilt, 4.00%, 10/22/63 (GBP)  15,815 18,892
444,238
Total Foreign Government Obligations & Municipalities
(Cost $533,848) 550,450
MUNICIPAL SECURITIES  1.7%
Colorado  0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%,
12/1/30  3,955 3,583
3,583
Florida  0.1%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  2,080 2,077
2,077
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 10,100 6,388
6,388
Texas  0.2%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 3,610 3,690
3,690
Virginia  0.6%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,320 10,244
10,244
West Virginia  0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,485 2,421
2,421
Total Municipal Securities
(Cost $29,982) 28,403
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.4%
Collateralized Mortgage Obligations  0.9%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM, 2.336%, 4/25/66 (1) 1,830 1,303
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $2,200 (8) 2,200 2,200
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM, SOFR30A + 2.15%, 7.499%,
1/26/32 (1) 4,320 4,344
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM, 3.359%, 4/27/65 (1) 1,562 1,461

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 73 66
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 1,095 934
OBX Trust
Series 2023-NQM10, Class A3, CMO, STEP, 7.173%, 10/25/63 (1) 579 588
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM, 3.557%, 2/25/47 (1) 2,864 2,411
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 12 11
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM, 3.082%, 9/25/59 (1) 52 51
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM, 1.593%, 11/25/55 (1) 248 235
Verus Securitization Trust
Series 2023-8, Class A3, CMO, STEP, 6.968%, 12/25/68 (1) 1,740 1,768
15,372
Commercial Mortgage-Backed Securities  1.4%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM, 1M TSFR + 1.38%, 6.706%,
9/15/34 (1) 995 938
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 5/15/53 (1) 1,515 1,048
BANK
Series 2018-BN13, Class AS, ARM, 4.467%, 8/15/61  904 870
Benchmark Mortgage Trust
Series 2024-V9, Class AS, ARM, 6.064%, 8/15/57  2,150 2,214
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM, 4.14%, 5/15/52 (1) 1,055 667
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM, 3.917%, 12/15/72 (1) 6,110 2,167
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM, 3.796%, 2/10/47  781 750
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM, 3.712%, 10/10/29 (1) 4,340 3,925
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 7.278%,
5/15/37 (1) 1,540 1,531
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1) 4,315 3,672
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 7.078%,
5/15/39 (1) 1,290 1,274

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMRT
Series 2022-MINI, Class D, ARM, 1M TSFR + 1.95%, 7.287%,
1/15/39 (1) 4,470 4,336
23,392
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM, 4.00%, 8/1/32 (1) 1,166 1,159
1,159
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $47,015) 39,923
PRIVATE INVESTMENT COMPANY  0.1%
Government Guarantee  0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $828 (7)(8) † 1,103
Bona Fide Investments Holdings III, Acquisition date: 6/14/24,
Cost $660 (7)(8) † 656
Total Private Investment Company
(Cost $1,488) 1,759
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  11.9%
U.S. Treasury Obligations  11.9%
U.S. Treasury Bonds, 3.25%, 5/15/42  19,340 16,847
U.S. Treasury Bonds, 4.625%, 5/15/54  5,067 5,417
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  8,430 7,434
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  25,650 23,282
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  9,207 8,943
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  16,576 17,055
U.S. Treasury Notes, 4.625%, 9/15/26 (14) 38,128 38,640
U.S. Treasury Notes, 4.875%, 4/30/26  81,083 82,135
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $196,883) 199,753
SHORT-TERM INVESTMENTS  18.2%
Money Market Funds  2.3%
T. Rowe Price Government Reserve Fund, 5.34% (4)(15) 39,244 39,244
39,244
U.S. Treasury Obligations  15.9%
U.S. Treasury Bills, 5.247%, 10/29/24 (14) 122,835 121,859

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bills, 5.262%, 9/17/24  66,476 66,341
U.S. Treasury Bills, 5.276%, 11/21/24  80,331 79,449
267,649
Total Short-Term Investments
(Cost $306,778) 306,893
SECURITIES LENDING COLLATERAL  0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.34% (4)(15) 15,023 15,023
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 15,023
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.34% (4)(15) 311 311
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 311
Total Securities Lending Collateral
(Cost $15,334) 15,334
Total Investments in Securities 101.5%
(Cost $1,694,302) $ 1,705,768
Other Assets Less Liabilities (1.5)% (24,950)
Net Assets 100.0% $ 1,680,818
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $407,368 and represents 24.2% of net assets.

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) Level 3 in fair value hierarchy.
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,960 and represents 0.2% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) All or a portion of this security is on loan at August 31, 2024.
(11) Security is in default or has failed to make a scheduled interest and/or principal payment.
(12) Perpetual security with no stated maturity date.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
CPI Consumer Price Index
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 5-Year Notes Futures, Call, 10/25/24
@ $108.75 460 50,323 (521)
U.S. Treasury 5-Year Notes Futures, Call, 10/25/24
@ $109.00 460 50,323 (460)
U.S. Treasury 5-Year Notes Futures, Call, 10/25/24
@ $109.25 460 50,323 (399)
U.S. Treasury 5-Year Notes Futures, Call, 10/25/24
@ $109.50 460 50,323 (345)
U.S. Treasury 5-Year Notes Futures, Call, 10/25/24
@ $109.75 460 50,323 (295)
Total Options Written (Premiums $(2,467)) $ (2,020)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS (0.5)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 * 4,200 61 (112) 173
Goldman Sachs, Protection Sold
(Relevant Credit: Republic of Vietnam,
Ba2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/26 * 5,245 58 34 24
Total Bilateral Credit Default Swaps, Protection
Sold (78) 197
Total Bilateral Swaps (78) 197
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.5)%
Credit Default Swaps, Protection Bought (0.7)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 6,250 (838) (253) (585)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S42, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/29 19,980 (1,632) (1,527) (105)
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S41, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 (EUR) 73,000 (7,817) (7,558) (259)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 6,505 (70) 423 (493)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,442)
Interest Rate Swaps 0.2%
2 Year Interest Rate Swap, Receive
Fixed 3.054% Annually, Pay Variable
3.620% (6M EURIBOR) Semi-Annually,
7/20/26 (EUR) 147,165 788 — 788

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive
Fixed 3.365% Annually, Pay Variable
3.835% (6M EURIBOR) Semi-Annually,
4/30/26 (EUR) 36,560 296 — 296
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.227% (JPY TONA) Annually, 8/10/28
(JPY) 17,350,000 631 — 631
5 Year Interest Rate Swap, Pay Fixed
0.645% Annually, Receive Variable
0.118% (JPY TONA) Annually, 5/15/29
(JPY) 1,400,000 (39) — (39)
5 Year Interest Rate Swap, Pay Fixed
4.513% Annually, Receive Variable
5.850% (6M PLN WIBOR) Semi-
Annually, 8/29/29 (PLN) 149,475 57 — 57
5 Year Interest Rate Swap, Pay Fixed
9.265% 28 Days, Receive Variable
11.001% (MXIBTIIE) 28 Days, 7/11/29
(MXN) 390,947 (108) — (108)
5 Year Interest Rate Swap, Pay Fixed
9.295% 28 Days, Receive Variable
11.003% (MXIBTIIE) 28 Days, 7/10/29
(MXN) 390,970 (131) — (131)
5 Year Interest Rate Swap, Pay Fixed
9.590% 28 Days, Receive Variable
11.001% (MXIBTIIE) 28 Days, 5/29/29
(MXN) 573,450 (538) — (538)
5 Year Interest Rate Swap, Receive
Fixed 2.707% Annually, Pay Variable
3.921% (6M EURIBOR) Semi-Annually,
3/7/29 (EUR) 49,664 130 — 130
5 Year Interest Rate Swap, Receive
Fixed 3.371% Annually, Pay Variable
3.874% (6M EURIBOR) Semi-Annually,
9/26/28 (EUR) 27,200 1,415 — 1,415
5 Year Interest Rate Swap, Receive
Fixed 6.450% Semi-Annually, Pay
Variable 6.800% (1 Day INR MIBOR)
Semi-Annually, 6/5/29 (INR) 1,562,800 284 — 284
30 Year Interest Rate Swap, Pay Fixed
2.341% Annually, Receive Variable
3.921% (6M EURIBOR) Semi-Annually,
3/9/54 (EUR) 9,986 176 — 176
Total Centrally Cleared Interest Rate Swaps 2,961

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.0)%
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.047% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/8/26 5,150 5 — 5
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.473% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/29/26 77,900 (631) — (631)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (626)
Total Centrally Cleared Swaps 893
Net payments (receipts) of variation margin to date (893)
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(784).

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 9/6/24 MYR 231,115 USD 52,887 $ 616
Bank of America 9/6/24 USD 82,878 MYR 385,922 (6,462)
Bank of America 10/11/24 USD 18,355 INR 1,537,894 40
Bank of America 10/25/24 AUD 1,426 USD 964 2
Bank of America 10/25/24 JPY 303,163 USD 1,930 161
Bank of America 10/25/24 NZD 1,359 USD 826 24
Bank of America 10/25/24 USD 96,617 JPY 15,178,984 (8,070)
Bank of America 12/6/24 USD 53,185 MYR 231,115 (631)
Barclays Bank 9/13/24 CNH 53,522 USD 7,473 90
Barclays Bank 3/14/25 USD 7,579 CNH 53,522 (98)
BNP Paribas 9/6/24 THB 104,043 USD 2,852 224
BNP Paribas 9/6/24 USD 29,907 MYR 139,067 (2,287)
BNP Paribas 10/11/24 USD 16,885 IDR 278,442,789 (1,054)
BNP Paribas 11/22/24 EUR 273 USD 304 (1)
BNP Paribas 11/22/24 GBP 400 USD 519 7
BNP Paribas 11/22/24 USD 45,108 EUR 40,524 145
BNP Paribas 11/22/24 USD 28,110 GBP 21,683 (381)
BNY Mellon 9/13/24 USD 1,482 SGD 1,985 (41)
Canadian Imperial Bank
of Commerce 10/25/24 USD 3,394 CAD 4,619 (40)
Citibank 9/4/24 EGP 650,807 USD 14,292 (930)
Citibank 9/6/24 COP 3,669,535 USD 909 (32)
Citibank 9/6/24 USD 7,637 THB 279,183 (616)
Citibank 9/13/24 USD 46,918 SGD 63,283 (1,617)
Citibank 10/11/24 USD 7,688 INR 643,470 25
Citibank 10/18/24 TRY 185,127 USD 5,100 20
Citibank 10/18/24 USD 7,723 MXN 142,918 521
Citibank 10/25/24 JPY 2,389,535 USD 15,703 777
Citibank 10/25/24 USD 8,876 CAD 12,059 (87)
Citibank 10/25/24 USD 8,546 CHF 7,255 (46)
Citibank 10/25/24 USD 17,055 JPY 2,470,173 18
Citibank 12/6/24 USD 897 COP 3,669,535 32
Citibank 3/4/25 EGP 121,431 USD 2,324 8
Citibank 3/12/25 EGP 204,669 USD 3,659 260
Deutsche Bank 9/6/24 COP 1,577,170 USD 393 (16)
Deutsche Bank 10/11/24 INR 91,328 USD 1,088 (1)
Deutsche Bank 10/25/24 NOK 1,940 USD 180 3
Deutsche Bank 10/25/24 NZD 147 USD 90 2
Deutsche Bank 10/25/24 USD 1,818 NOK 19,648 (37)
Deutsche Bank 10/25/24 USD 95 NZD 156 (3)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 11/8/24 USD 13,462 CLP 12,755,646 $ (484)
Deutsche Bank 11/15/24 USD 28,862 PLN 114,088 (545)
Deutsche Bank 12/6/24 USD 388 COP 1,577,170 16
Goldman Sachs 9/6/24 THB 87,552 USD 2,408 181
Goldman Sachs 10/11/24 USD 1,427 INR 120,013 (3)
Goldman Sachs 10/25/24 CHF 43 USD 51 —
Goldman Sachs 10/25/24 NOK 2,781 USD 253 9
Goldman Sachs 10/25/24 NOK 989 USD 94 (1)
Goldman Sachs 10/25/24 USD 76 CAD 104 (1)
Goldman Sachs 10/25/24 USD 90 JPY 13,097 —
Goldman Sachs 11/22/24 GBP 51 USD 67 —
HSBC Bank 9/6/24 MYR 311,478 USD 70,324 1,782
HSBC Bank 9/6/24 USD 3,778 MYR 17,603 (297)
HSBC Bank 9/13/24 CNH 27,229 USD 3,809 39
HSBC Bank 9/13/24 SGD 20,468 USD 15,260 438
HSBC Bank 9/13/24 USD 21,334 CNH 153,237 (318)
HSBC Bank 10/11/24 USD 7,151 IDR 117,417,940 (413)
HSBC Bank 10/25/24 AUD 321 USD 209 8
HSBC Bank 10/25/24 AUD 286 USD 194 —
HSBC Bank 10/25/24 CAD 218 USD 158 4
HSBC Bank 10/25/24 CHF 43 USD 49 2
HSBC Bank 10/25/24 USD 80 CAD 109 (2)
HSBC Bank 11/22/24 EUR 546 USD 610 (4)
HSBC Bank 11/22/24 USD 90,517 EUR 81,048 591
HSBC Bank 12/6/24 USD 70,708 MYR 311,478 (1,822)
HSBC Bank 3/14/25 USD 3,863 CNH 27,229 (43)
JPMorgan Chase 10/11/24 USD 682 INR 57,234 —
JPMorgan Chase 10/25/24 AUD 107 USD 71 1
JPMorgan Chase 10/25/24 CAD 79 USD 59 —
JPMorgan Chase 10/25/24 USD 100 AUD 149 (1)
JPMorgan Chase 10/25/24 USD 50 CHF 43 (1)
JPMorgan Chase 10/25/24 USD 1,985 JPY 302,396 (100)
JPMorgan Chase 10/25/24 USD 63 NOK 667 —
Morgan Stanley 10/25/24 NZD 142 USD 84 5
Societe Generale 11/8/24 USD 7,091 CLP 6,773,471 (315)
Standard Chartered 9/4/24 BRL 112,114 USD 21,117 (1,236)
Standard Chartered 9/4/24 USD 19,821 BRL 112,114 (60)
Standard Chartered 11/22/24 USD 1,634 EUR 1,481 (9)
Standard Chartered 11/29/24 USD 7,249 SEK 73,438 62
State Street 9/4/24 BRL 112,114 USD 19,822 60

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 9/4/24 USD 21,263 BRL 112,114 $ 1,381
State Street 9/13/24 SGD 2,137 USD 1,593 46
State Street 9/13/24 USD 1,247 CNH 8,997 (24)
State Street 9/13/24 USD 846 SGD 1,130 (20)
State Street 10/18/24 MXN 174,818 USD 8,734 76
State Street 10/18/24 USD 696 MXN 13,123 34
State Street 10/25/24 JPY 2,446,049 USD 16,037 833
State Street 10/25/24 USD 24,631 CHF 20,994 (234)
State Street 10/25/24 USD 17,818 JPY 2,561,497 152
State Street 10/25/24 USD 8,082 NZD 13,630 (441)
State Street 11/22/24 EUR 2,671 USD 2,970 (6)
State Street 11/22/24 USD 56,724 EUR 50,865 287
State Street 11/22/24 USD 673 GBP 512 —
UBS Investment Bank 9/6/24 THB 87,587 USD 2,411 179
UBS Investment Bank 9/13/24 CNH 81,483 USD 11,397 116
UBS Investment Bank 9/13/24 USD 9,408 CNH 67,323 (105)
UBS Investment Bank 10/25/24 CHF 28,100 USD 31,821 1,459
UBS Investment Bank 10/25/24 JPY 319,859 USD 2,056 150
UBS Investment Bank 10/25/24 USD 8,216 CAD 11,256 (151)
UBS Investment Bank 10/25/24 USD 20,076 CHF 17,098 (174)
UBS Investment Bank 10/25/24 USD 8,347 NZD 13,596 (154)
UBS Investment Bank 11/15/24 PLN 114,088 USD 29,349 59
UBS Investment Bank 11/22/24 USD 1,446 EUR 1,290 15
UBS Investment Bank 3/14/25 USD 11,563 CNH 81,483 (125)
Wells Fargo 9/6/24 COP 807,692 USD 200 (7)
Wells Fargo 9/6/24 USD 1,545 COP 6,054,397 98
Wells Fargo 11/22/24 USD 2,358 EUR 2,103 24
Wells Fargo 12/6/24 USD 198 COP 807,692 7
Net unrealized gain (loss) on open forward
currency exchange contracts $ (18,457)

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 168 Commonwealth of Australia ten year
bond contracts 9/24 13,256 $ 251
Long, 856 Commonwealth of Australia three year
bond contracts 9/24 61,961 668
Short, 173 Euro BOBL contracts 9/24 (22,502) (396)
Short, 188 Euro BTP contracts 9/24 (24,703) (172)
Long, 37 Euro BUND contracts 9/24 5,477 (17)
Long, 26 Euro BUXL thirty year bond contracts 9/24 3,866 177
Short, 7 Government of Japan ten year bond
contracts 9/24 (6,929) (65)
Long, 246 Republic of South Korea ten year bond
contracts 9/24 21,391 367
Long, 240 Government of Canada ten year bond
contracts 12/24 21,916 (152)
Long, 267 U.S. Treasury Long Bond contracts 12/24 32,875 (224)
Short, 785 U.S. Treasury Notes five year contracts 12/24 (85,878) 244
Short, 611 U.S. Treasury Notes ten year contracts 12/24 (69,387) 372
Short, 945 U.S. Treasury Notes two year contracts 12/24 (196,132) 176
Long, 495 Ultra U.S. Treasury Bonds contracts 12/24 65,309 (761)
Long, 467 Ultra U.S. Treasury Notes ten year
contracts 12/24 54,843 (391)
Long, 1,630 Three Month SOFR Futures contracts 3/25 390,161 2,645
Short, 1,627 Three Month SOFR Futures contracts 3/26 (393,836) (2,822)
Net payments (receipts) of variation margin to date (240)
Variation margin receivable (payable) on open futures contracts $ (340)

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 8.46%  $ — $ 1,056 $ 1,733
T. Rowe Price Government Reserve Fund,
5.34% — — 511++
Totals $ —# $ 1,056 $ 2,244+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 8.46%  $ 77,902 $ 1,696 $ — $ 79,433
T. Rowe Price Government
Reserve Fund, 5.34% 51,811  ¤  ¤ 54,578
Total $ 134,011^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,244 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $132,955.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Multi-Sector Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Global Multi-Sector Bond Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,072,619 $ — $ 1,072,619
Bond Mutual Funds 79,433 — — 79,433
Common Stocks — — 1 1
Corporate Bonds — 221,497 8,232 229,729
Private Investment Company
2
— — — 1,759
Short-Term Investments 39,244 267,649 — 306,893
Securities Lending Collateral 15,334 — — 15,334
Total Securities 134,011 1,561,765 8,233 1,705,768
Swaps* — 3,901 — 3,901
Forward Currency Exchange
Contracts — 11,089 — 11,089
Futures Contracts* 4,900 — — 4,900
Total $ 138,911 $ 1,576,755 $ 8,233 $ 1,725,658
Liabilities
Options Written $ 2,020 $ — $ — $ 2,020
Swaps* — 2,889 — 2,889
Forward Currency Exchange
Contracts — 29,546 — 29,546
Futures Contracts* 5,000 — — 5,000
Total $ 7,020 $ 32,435 $ — $ 39,455
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Foreign
Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Global Multi-Sector Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F175-054Q1 08/24
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.